Climate change and energy transition (Tables)	12 Months Ended
Dec. 31, 2025
Climate Change and Energy Transition [Abstract]
Summary of carrying value of assets by segment
Goodwill, other intangible assets, property, plant and equipment, and joint ventures and associates
The carrying value of goodwill, other intangible assets, property plant and equipment, and joint ventures and associates by segment as at December 31 was as follows:

2025
					$ billion
	Goodwill	Other intangible assets	Property, plant and equipment	Joint ventures and associates	Total
Integrated Gas	5.2	3.7	61.0	7.1	77.0
Upstream	4.7	0.2	60.2	12.0	77.1
Chemicals and Products	0.3	1.0	33.6	4.3	39.2
Marketing	4.4	4.9	21.3	3.1	33.7
Renewables and Energy Solutions	1.1	1.1	7.0	1.2	10.4
Corporate	—	0.1	2.0	0.1	2.2
Total	15.7	11.0	185.1	27.8	239.6
4. Climate change and energy transition continued

2024
					$ billion
	Goodwill	Other intangible assets	Property, plant and equipment	Joint ventures and associates	Total
Integrated Gas	4.9	2.6	60.0	6.4	73.9
Upstream	5.3	0.1	63.4	8.0	76.8
Chemicals and Products	0.3	1.0	32.6	4.0	37.9
Marketing	4.3	4.6	21.4	3.9	34.2
Renewables and Energy Solutions	1.2	1.2	5.7	1.0	9.1
Corporate	—	—	2.1	0.1	2.2
Total	16.0	9.5	185.2	23.4	234.1
Cash capital expenditure
Cash capital expenditure is a measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance.

2025

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total [A]
Capital expenditure	3,952	8,849	1,841	2,716	1,477	112	18,947
Investments in joint ventures and associates	737	467	18	345	314	5	1,886
Investments in equity securities	—	—	3	2	75	2	82
Cash capital expenditure	4,689	9,316	1,862	3,063	1,866	119	20,915
[A]See Consolidated Statement of Cash Flows.
7. Segment information continued

2024

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total [A]
Capital expenditure	4,095	7,739	2,357	2,943	2,338	129	19,601
Investments in joint ventures and associates	672	150	88	347	138	9	1,404
Investments in equity securities	—	1	—	—	73	6	80
Cash capital expenditure	4,767	7,890	2,445	3,290	2,549	144	21,085
[A]See Consolidated Statement of Cash Flows.

2023

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total [A]
Capital expenditure	3,491	8,249	5,741	2,928	2,314	270	22,993
Investments in joint ventures and associates	705	94	49	84	261	9	1,202
Investments in equity securities	—	—	—	2	106	89	197
Cash capital expenditure	4,196	8,343	5,790	3,014	2,681	368	24,392
[A]See Consolidated Statement of Cash Flows.

Summary of PPE

Carrying amount of Integrated Gas and Upstream assets

										$ billion
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
Integrated Gas	95	94	91	93	79	75	75	72	74	77
Upstream	136	128	123	119	106	91	88	84	77	77
Total at December 31	231	222	214	212	185	166	163	156	151	154

Carrying amount of production assets

										$ billion
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
At December 31	169	154	149	141	125	112	111	105	96	95
Right of use assets				9	7	6	6	6	6	6
Total at December 31	169	154	149	150	132	118	117	111	102	101

Carrying amount of exploration and evaluation assets

										$ billion
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
At December 31	19	19	18	15	9	7	6	5	4	4

Carrying amount of Chemicals and Production assets

										$ billion
	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
Chemicals	15	16	18	22	25	27	28	25	24	24
Refineries	10	14	14	14	8	6	6	6	6	7
Other	1	7	6	9	9	9	9	10	8	8
Total at December 31	26	37	38	45	42	42	43	41	38	39

Carrying amount of Marketing assets

									$ billion
	2017	2018	2019	2020	2021	2022	2023	2024	2025
At December 31	17	16	22	24	27	30	37	34	34

Carrying amount of Renewables and Energy Solutions assets

									$ billion
	2017	2018	2019	2020	2021	2022	2023	2024	2025
At December 31	1	1	3	3	5	9	10	9	10

Climate change and energy transition summary of mid-price

						RT25 $/b
	2026	2030	2035	2040	2045	2050
IEA Current Policies	82	86	90	97	103	108
IEA Stated Policies	81	81	81	83	80	78
Shell mid-price	59	70	70	70	70	70
Average prices from three 1.5-2°C external climate change scenarios	67	56	41	38	35	33
IEA NZE50	72	55	34	31	29	26

Sensitivity analysis climate change and energy transition

Sensitivity +10% to the mid-price outlook

				$ billion
	Carrying value			Sensitivity
	Dec 31, 2025		Dec 31, 2024	2025		2024
Integrated Gas	77		74	2	4	2	4
Upstream	77	[A]	77	—	1	—	1
Total	154		151	2	5	2	5

Sensitivity averaged from three 1.5-2°C external climate change scenarios

				$ billion
	Carrying value			Sensitivity
	Dec 31, 2025		Dec 31, 2024	2025		2024
Integrated Gas	77		74	(13)	(17)	(11)	(15)
Upstream	77	[A]	77	(3)	(5)	(1)	(3)
Total	154		151	(16)	(22)	(12)	(18)

Sensitivity IEA NZE50

				$ billion
	Carrying value			Sensitivity
	Dec 31, 2025		Dec 31, 2024	2025		2024
Integrated Gas	77		74	(15)	(19)	(21)	(27)
Upstream	77	[A]	77	(5)	(7)	(5)	(7)
Total	154		151	(20)	(26)	(26)	(34)

Sensitivity -10% to the mid-price outlook

				$ billion
	Carrying value			Sensitivity
	Dec 31, 2025		Dec 31, 2024	2025		2024
Integrated Gas	77		74	(7)	(9)	(4)	(6)
Upstream	77	[A]	77	—	(1)	(1)	(3)
Total	154		151	(7)	(10)	(5)	(9)

Sensitivity Hybrid Shell Plan + IEA NZE50

				$ billion
	Carrying value			Sensitivity
	Dec 31, 2025		Dec 31, 2024	2025		2024
Integrated Gas	77		74	(9)	(13)	(7)	(10)
Upstream	77	[A]	77	(1)	(3)	—	(1)
Total	154		151	(10)	(16)	(7)	(11)
[A]Includes the carrying value of Shell's interest in the Adura JV. The carrying amount of Shell's interest in the Adura JV of $5 billion was initially recognised at fair value (see Note 14), reflecting market participant assumptions opposed to Shell's own commodity price outlook. This includes a long-term Brent price of $70/b (RT25). The value of Adura is therefore less sensitive to price forecasts incorporated into Shell's Operating Plan, and sensitivities using alternative price scenarios have therefore not been applied. However, application of a 10% lower commodity price could lead, ceteris paribus, to a recoverable amount that would be up to $1 billion lower than the carrying amount at December 31, 2025.

Sensitivity IEA NZE 2050 carbon price scenario

			$ billion
	Carrying value		Sensitivity
	Dec 31, 2025	Dec 31, 2024	2025		2024
Integrated Gas	77	74	(2)	(3)	(1)	(2)
Upstream	77	77	—	(1)	—	(1)
Chemicals and Products	39	38	(2)	(3)	(1)	(2)
Total	193	189	(4)	(7)	(2)	(5)

Summary of information about carbon prices
For the key regions and countries the following carbon prices per tonne (RT25) have been assumed in the Operating Plan:

	Operating plan period	Subsequent period
Region	2026-2035	2036-2050
European Union [A]	$100-$140	$143-$185
Norway	$183-$226	$226-$230
United Kingdom	$78-$140	$143-$185
Canada (Federal)	$79-$116	$116-$125
United States of America (Federal)	$0-$35	$41-$125
Australia	$32-$75	$80-$150
All other countries	$0-$71	$15-$150
[A]Except for the Netherlands where the ranges are $110-$170 per tonne (2026-2035) and $171-$185 per tonne (2036-2050).

					RT25 $/tonne
	2026	2030	2035	2040	2045	2050
IEA NZE50	98	136	184	209	232	255
Shell mid-price	100	125	140	155	170	185